S000058036 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	102 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.12%
Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.84%	2.25%	2.99%
iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.72%	2.12%	2.79%
Performance Inception Date			Jul. 11, 2017
iShares ESG Aware 1-5 Year USD Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.81%	0.95%	1.68%
iShares ESG Aware 1-5 Year USD Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.95%	1.11%	1.66%